UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-6324

Exact name of registrant as specified in charter:
Delaware Group Global and International Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2007

Item 1. Reports to Stockholders

Semiannual Report	Delaware International Value Equity Fund

Delaware Emerging Markets Fund

Delaware Global Value Fund

May 31, 2007

                                                         International equity mutual funds

Table of contents

> Disclosure of Fund expenses	1
> Country and sector allocations	3
> Statements of net assets	5
> Statements of operations	14
> Statements of changes in net assets	15
> Financial highlights	16
> Notes to financial statements	29
> Other Fund information	36
> About the organization	39

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2007 Delaware Distributors, L.P.

Disclosure of Fund expenses

For the period December 1, 2006 to May 31, 2007

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2006 to May 31, 2007.

Actual Expenses

The first section of the tables shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the tables shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Each Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

In each case, “Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Delaware International Value Equity Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/06 to
	12/1/06	5/31/07	Ratio	5/31/07
Actual Fund Return
Class A	$1,000.00	$1,149.50	1.40%	$ 7.50
Class B	1,000.00	1,145.70	2.10%	11.23
Class C	1,000.00	1,145.30	2.10%	11.23
Class R	1,000.00	1,148.60	1.60%	8.57
Institutional Class	1,000.00	1,151.60	1.10%	5.90
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.95	1.40%	$ 7.04
Class B	1,000.00	1,014.46	2.10%	10.55
Class C	1,000.00	1,014.46	2.10%	10.55
Class R	1,000.00	1,016.95	1.60%	8.05
Institutional Class	1,000.00	1,019.45	1.10%	5.54

Delaware Emerging Markets Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/06 to
	12/1/06	5/31/07	Ratio	5/31/07
Actual Fund Return
Class A	$1,000.00	$1,203.70	2.02%	$11.10
Class B	1,000.00	1,199.30	2.77%	15.19
Class C	1,000.00	1,199.50	2.77%	15.19
Institutional Class	1,000.00	1,205.30	1.77%	9.73
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,014.86	2.02%	$10.15
Class B	1,000.00	1,011.12	2.77%	13.89
Class C	1,000.00	1,011.12	2.77%	13.89
Institutional Class	1,000.00	1,016.11	1.77%	8.90

(continues)     1

Disclosure of Fund expenses

Delaware Global Value Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	12/1/06 to
	12/1/06	5/31/07	Ratio	5/31/07
Actual Fund Return
Class A	$1,000.00	$1,129.10	1.45%	$ 7.70
Class B	1,000.00	1,124.60	2.20%	11.65
Class C	1,000.00	1,125.40	2.20%	11.65
Institutional Class	1,000.00	1,130.50	1.20%	6.37
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,017.70	1.45%	$ 7.29
Class B	1,000.00	1,013.96	2.20%	11.05
Class C	1,000.00	1,013.96	2.20%	11.05
Institutional Class	1,000.00	1,018.95	1.20%	6.04

Country and sector allocations

As of May 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Delaware International Value Equity Fund

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	97.87%
Australia	3.97%
Belgium	1.92%
Canada	2.96%
Denmark	2.26%
Finland	4.46%
France	14.81%
Germany	5.07%
Hong Kong	4.00%
Japan	18.54%
Mexico	4.12%
Netherlands	4.75%
South Korea	1.74%
Sweden	2.15%
Switzerland	1.92%
United Kingdom	25.20%
Repurchase Agreements	1.59%
Securities Lending Collateral	21.47%
Fixed Rate Notes	8.99%
Variable Rate Notes	12.48%
Total Value of Securities	120.93%
Obligation to Return Securities Lending Collateral	(21.47% )
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	21.73%
Consumer Staples	5.84%
Energy	5.51%
Financials	17.70%
Health Care	12.08%
Industrials	9.44%
Information Technology	11.09%
Materials	6.23%
Telecommunication Services	8.25%
Total	97.87%

Delaware Emerging Markets Fund

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	95.21%
Argentina	2.20%
Australia	0.47%
Brazil	12.65%
China	14.34%
Hungary	1.51%
India	0.07%
Indonesia	3.54%
Israel	2.24%
Kazakhstan	1.04%
Luxembourg	0.23%
Malaysia	2.97%
Mexico	5.81%
Pakistan	0.29%
Peru	1.13%
Philippines	0.79%
Poland	1.22%
Russia	5.56%
South Africa	7.60%
South Korea	15.34%
Taiwan	9.91%
Thailand	2.47%
Turkey	3.11%
United Kingdom	0.70%
United States	0.02%
Preferred Stock	7.22%
Brazil	4.21%
Russia	0.43%
South Korea	2.58%
Participation Notes	0.38%
India	0.38%
Total Value of Securities	102.81%
Liabilities Net of Receivables and Other Assets	(2.81% )
Total Net Assets	100.00%

(continues)      3

Country and sector allocations

Delaware Emerging Markets Fund (continued)

Percentage
Common and Preferred Stock by Sector	of Net Assets
Basic Materials	13.58%
Communications	18.34%
Consumer Cyclical	9.19%
Consumer Non-Cyclical	3.93%
Diversified	2.70%
Energy	17.00%
Financials	13.30%
Industrials	9.08%
Technology	6.48%
Utilities	8.83%
Total	102.43%

Delaware Global Value Fund

Percentage
Composition of Portfolio	of Net Assets
Common Stock by Country	97.87%
Australia	2.34%
Belgium	1.20%
Canada	1.80%
Denmark	1.39%
Finland	2.68%
France	8.93%
Germany	3.03%
Hong Kong	2.35%
Japan	11.15%
Mexico	2.47%
Netherlands	2.82%
South Korea	0.95%
Sweden	1.33%
Switzerland	1.15%
United Kingdom	14.99%
United States	39.29%
Repurchase Agreements	3.48%
Total Value of Securities	101.35%
Liabilities Net of Receivables and Other Assets	(1.35% )
Total Net Assets	100.00%

Percentage
Common Stock by Sector	of Net Assets
Consumer Discretionary	16.48%
Consumer Staples	7.00%
Energy	5.73%
Financials	20.06%
Health Care	14.38%
Industrials	8.02%
Information Technology	12.63%
Materials	5.02%
Telecommunication Services	7.37%
Utilities	1.18%
Total	97.87%

Statements of net assets

Delaware International Value Equity Fund

May 31, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.87%Δ
Australia – 3.97%
*Coca-Cola Amatil	3,147,927	$24,631,269
Telstra	2,910,299	11,711,276
Telstra - Receipt	2,796,869	7,850,588
		44,193,133
Belgium – 1.92%
*Dexia	666,640	21,411,329
		21,411,329
Canada – 2.96%
†CGI Group Class A	3,050,692	32,948,843
		32,948,843
Denmark – 2.26%
Novo Nordisk Class B	239,645	25,238,092
		25,238,092
Finland – 4.46%
*Nokia Oyj	1,011,073	27,685,143
*Tietoenator Oyj	689,545	21,961,435
		49,646,578
France – 14.81%
*AXA	483,628	21,142,726
*Compagnie de Saint-Gobain	210,036	23,030,210
*Lafarge	141,669	24,517,895
*Lagardere	222,907	18,613,812
*Publicis Groupe	453,273	20,553,680
*Sanofi-Aventis	236,695	22,822,632
*Total	455,969	34,357,629
		165,038,584
Germany – 5.07%
*Bayerische Motoren Werke	412,609	27,553,883
*Metro	358,092	28,962,843
		56,516,726
Hong Kong – 4.00%
Esprit Holdings	1,772,616	21,827,814
Techtronic Industries	16,186,000	22,802,292
		44,630,106
Japan – 18.54%
*Asahi Glass	1,729,900	23,040,698
Canon	414,539	24,387,655
*Don Quijote	1,227,200	24,149,741
Fujitsu	2,432,900	16,611,808
Honda Motor	418,400	14,713,875
Mitsubishi UFJ Financial Group	1,638	18,842,284
Nissan Motor	2,034,100	22,629,897
NTT DoCoMo	12,584	21,403,297
*Ono Pharmaceutical	386,400	22,160,735
*Terumo	477,900	18,691,132
		206,631,122
Mexico – 4.12%
Cemex S.A.B. ADR	532,890	20,718,763
Telefonos de Mexico ADR	623,373	25,209,204
		45,927,967
Netherlands – 4.75%
ING Groep CVA	621,741	27,699,283
Koninklijke Philips Electronics	592,256	25,182,358
		52,881,641
South Korea – 1.74%
Kookmin Bank	214,504	19,443,643
		19,443,643
Sweden – 2.15%
Nordea Bank	1,451,868	23,920,130
		23,920,130
Switzerland – 1.92%
Novartis AG	380,170	21,369,722
		21,369,722
United Kingdom – 25.20%
AstraZeneca	456,906	24,300,154
BP	2,415,088	27,018,272
†British Airways	1,884,918	17,541,490
Greggs	109,376	11,523,687
HBOS	829,047	17,860,113
Kesa Electricals	3,241,570	22,512,786
Rio Tinto	332,869	24,195,461
Royal Bank of Scotland Group	1,911,744	23,771,990
Standard Chartered	680,865	23,066,791
Tomkins	3,919,642	20,877,324
Travis Perkins	506,920	20,797,222
Vodafone	8,226,503	25,752,731
WPP Group	1,455,134	21,537,255
		280,755,276
Total Common Stock
(cost $923,773,951)		1,090,552,892

Principal
Amount
Repurchase Agreements – 1.59%
With BNP Paribas 5.05% 6/1/07
(dated 5/31/07, to be
repurchased at $10,368,454,
collateralized by $3,445,000
U.S. Treasury Notes
2.75% due 8/15/07,
market value $3,463,877,
$3,574,000 U.S. Treasury
Notes 3.50% due 2/15/10,
market value $3,495,347,
$1,445,000 U.S. Treasury
Notes 4.50% due 2/15/09,
market value $1,455,094
and $2,117,000 U.S. Treasury
Notes 6.125% due 8/15/07,
market value $2,160,795)	$10,367,000	10,367,000

(continues)     5

Statements of net assets

Delaware International Value Equity Fund

	Principal	Value
	Amount	(U.S.$)
Repurchase Agreements (continued)
With Cantor Fitzgerald
5.05% 6/1/07 (dated
5/31/07, to be repurchased
at $5,109,717, collateralized
by $3,406,000 U.S. Treasury
Notes 3.625% due 7/15/09,
market value $3,368,290
and $1,839,000 U.S. Treasury
Notes 4.875% due 4/30/08,
market value $1,843,743)	$ 5,109,000	$ 5,109,000
With UBS Warburg
5.04% 6/1/07 (dated
5/31/07, to be repurchased
at $2,271,318, collateralized
by $2,279,000 U.S. Treasury
Notes 4.75% due 12/31/08,
market value $2,317,872)	2,271,000	2,271,000
Total Repurchase Agreements
(cost $17,747,000)		17,747,000

Total Value of Securities Before Securities
Lending Collateral – 99.46%
(cost $941,520,951)		1,108,299,892

Securities Lending Collateral** – 21.47%
Short-Term Investments – 21.47%
Fixed Rate Notes – 8.99%
Bank of Montreal 5.29% 6/4/07	5,316,333	5,316,332
Citigroup Global Markets
5.32% 6/1/07	53,163,325	53,163,325
Credit Agricole 5.31% 10/4/07	5,316,333	5,316,332
Fortis Bank 5.31% 6/18/07	7,974,499	7,974,499
HBOS Treasury Services
5.30% 6/29/07	8,506,132	8,506,132
ING Bank
5.31% 7/3/07	3,189,800	3,189,800
5.33% 7/9/07	5,316,333	5,316,333
Societe Generale
5.30% 6/1/07	2,658,166	2,658,166
5.32% 6/1/07	8,716,080	8,716,080
		100,156,999
•Variable Rate Notes – 12.48%
ANZ National 5.32% 6/30/08	1,063,267	1,063,267
Australia New Zealand
5.32% 6/30/08	5,316,333	5,316,333
Bank of New York
5.32% 6/30/08	4,253,066	4,253,066
Bayerische Landesbank
5.37% 6/30/08	5,316,333	5,316,333
Bear Stearns 5.38% 11/30/07	7,442,865	7,442,865
BNP Paribas 5.33% 6/30/08	5,316,333	5,316,333
Calyon 5.33% 8/14/07	2,658,166	2,658,166
Canadian Imperial Bank
5.32% 6/30/08	3,721,433	3,721,433
5.33% 8/15/07	4,253,066	4,253,066
CDC Financial Products
5.36% 6/29/07	6,911,232	6,911,232
Citigroup Global Markets
5.38% 6/7/07	6,911,232	6,911,232
Commonwealth Bank
5.32% 6/30/08	5,316,333	5,316,333
Credit Suisse First Boston
5.32% 3/14/08	5,316,333	5,316,333
Deutsche Bank
5.34% 8/20/07	7,442,865	7,442,865
5.34% 9/21/07	797,450	797,450
Dexia Bank 5.32% 9/28/07	7,442,606	7,442,130
Goldman Sachs Group
5.45% 5/30/08	6,273,272	6,273,272
Marshall & Ilsley Bank
5.32% 6/30/08	5,847,966	5,847,966
Morgan Stanley 5.49% 6/30/08	6,911,232	6,911,232
National Australia Bank
5.31% 6/30/08	6,592,252	6,592,252
National Rural Utilities
5.31% 6/30/08	8,399,805	8,399,805
Nordea Bank 5.33% 6/30/08	5,316,333	5,316,332
Royal Bank of Scotland Group
5.33% 6/30/08	5,316,333	5,316,332
Societe Generale 5.31% 6/30/08	2,658,166	2,658,166
Sun Trust Bank 5.33% 7/30/07	6,911,232	6,911,232
Wells Fargo 5.33% 6/30/08	5,316,333	5,316,333
		139,021,359
Total Securities Lending Collateral
(cost $239,178,358)		239,178,358

Total Value of Securities – 120.93%
(cost $1,180,699,309)		1,347,478,250	©
Obligation to Return Securities
Lending Collateral** – (21.47%)		(239,178,358)
Receivables and Other Assets
Net of Liabilities – 0.54%		5,980,735
Net Assets Applicable to 64,409,036
Shares Outstanding – 100.00%		$1,114,280,627

Net Asset Value – Delaware International Value Equity
Fund Class A ($514,003,852 / 29,676,973 Shares)		$17.32
Net Asset Value – Delaware International Value Equity
Fund Class B ($40,829,261 / 2,389,370 Shares)		$17.09
Net Asset Value – Delaware International Value Equity
Fund Class C ($159,559,471 / 9,351,509 Shares)		$17.06
Net Asset Value – Delaware International Value Equity
Fund Class R ($5,341,191 / 309,655 Shares)		$17.25
Net Asset Value – Delaware International Value Equity
Fund Institutional Class
($394,546,852 / 22,681,529 Shares)		$17.40

Components of Net Assets at May 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$ 917,885,520
Undistributed net investment income	8,824,533
Accumulated net realized gain on investments	20,768,386
Net unrealized appreciation of investments and
foreign currencies	166,802,188
Total net assets	$1,114,280,627

Δ	Securities have been classified by country of origin.

†	Non-income producing security for the period ended May 31, 2007.

*	Fully or partially on loan.

•	Variable rate security. The rate shown is the rate at the time of purchase.

**	See Note 9 in “Notes to Financial Statements.”

©	Includes $229,728,659 of securities loaned.

Summary of Abbreviations:
ADR — American Depositary Receipts
CVA — Dutch Certificate

Net Asset Value and Offering Price per Share –
Delaware International Value Equity Fund
Net asset value Class A (A)	$17.32
Sales charge (5.75% of offering price) (B)	1.06
Offering price	$18.38

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

(continues)     7

Statements of net assets

Delaware Emerging Markets Fund

May 31, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S.$)
Common Stock – 95.21%Δ
Argentina – 2.20%
Cresud ADR	258,100	$ 5,838,222
†Empresa Distribuidora Y
Comercializadora Norte ADR	301,100	5,534,218
†Grupo Financiero Galicia ADR	210,700	2,258,704
IRSA Inversiones y
Representaciones GDR	261,000	5,572,350
		19,203,494
Australia – 0.47%
†Murchison Metals	1,308,900	4,096,648
		4,096,648
Brazil – 12.65%
AES Tiete	142,279,000	5,406,750
Banco do Brasil	119,200	4,931,815
Centrais Eletricas Brasileiras	853,591,793	22,901,677
Cia de Concessoes Rodoviarias	318,222	5,352,292
Cia Siderurgica Nacional	108,912	5,788,608
CPFL Energia	309,859	5,743,925
†CPFL Energia ADR	110,300	6,171,285
Energias do Brasil	364,300	6,472,441
Gol Linhas Aereas Inteligentes ADR	43,900	1,439,920
Industrias Romi	439,300	3,876,176
Petroleo Brasileiro ADR	268,900	25,782,131
†Tam ADR	60,000	2,038,800
Tim Participacoes	235,857,300	1,301,451
†Tim Participacoes ADR	156,200	5,716,920
Votorantim Celulose e Papel ADR	344,358	7,448,464
		110,372,655
China – 14.34%■
†China Citic Bank	2,690,000	2,042,929
China Merchants Holdings
International	1,042,878	4,634,568
China Mobil	434,800	4,064,983
China Mobile ADR	90,600	4,205,652
China Netcom Group ADR	66,800	3,425,504
China Petroleum & Chemical ADR	61,800	6,785,640
†China Properties Group	5,529,000	2,067,644
China Shipping Development	3,701,310	7,243,110
China Telecom	31,164,581	16,763,198
China Unicom	11,582,979	17,118,762
CNOOC ADR	36,500	3,432,460
CNPC	6,833,100	3,614,216
Fountain Set Holdings	11,058,800	4,008,120
Guangshen Railway	5,434,000	4,523,549
†Hutchison Telecommunications
International	1,652,000	3,647,486
†LDK Solar ADR	43,100	1,163,700
New World China Land	4,959,800	3,995,408
†Pacific Textiles Holdings	1,669,000	996,067
PetroChina	4,278,000	5,599,355
PetroChina ADR	65,000	8,400,600
Shanghai Forte Land	2,818,000	1,638,487
†Star Cruises	5,805,000	1,567,350
Texwinca Holdings	6,844,000	4,917,214
†Tom Group	32,030,000	3,896,968
†Tom Online ADR	359,000	5,302,430
		125,055,400
Hungary – 1.51%
Magyar Telekom
Telecommunications	942,766	4,724,218
OTP Bank Nyrt	159,100	8,423,339
		13,147,557
India – 0.07%
†Sify ADR	66,700	570,285
		570,285
Indonesia – 3.54%
Bank Mandiri Persero	15,655,242	5,764,143
Bumi Resources	42,454,023	8,416,828
Gudang Garam	4,562,224	5,737,083
Indosat	5,888,300	4,502,827
Medco Energi Internasional	363,500	147,222
Tambang Batubara Bukit Asam	10,685,300	6,355,323
		30,923,426
Israel – 2.24%
Bezeq Israeli Telecommunication	1,796,737	3,164,290
†Cellcom Israel	204,100	5,061,680
†Delek Group	7,739	1,816,047
Israel Chemicals	1,117,140	9,516,989
		19,559,006
Kazakhstan – 1.04%
†KazMunaiGas Exploration
Production GDR	467,541	9,070,295
		9,070,295
Luxembourg – 0.23%
†Ternium ADR	75,000	2,011,500
		2,011,500
Malaysia – 2.97%
Eastern & Oriental	2,745,800	2,439,993
Hong Leong Bank	5,472,883	10,064,888
KLCC Property Holdings	3,677,300	4,046,815
Media Prima	3,388,000	2,532,152
Oriental Holdings	1,136,700	1,755,973
Tanjong	951,490	5,067,521
		25,907,342
Mexico – 5.81%
Cemex ADR	315,400	12,262,752
Controladora Comercial Mexicana	1,738,600	4,728,021
†Dine Series B	683,400	763,753
Grupo Aeroportuario
del Sureste ADR	85,100	4,331,590
†Grupo Kuo	683,400	560,086
Grupo Mexico Serires B	1,078,546	6,428,586
†Grupo Simec ADR	138,600	1,861,398
Grupo Televisa ADR	571,300	16,442,013
Organizacion Soriana Series B	1,085,542	3,295,802
		50,674,001

	Number of	Value
	Shares	(U.S.$)
Common Stock (continued)
Pakistan – 0.29%
Oil & Gas Development GDR	127,418	$ 2,529,247
		2,529,247
Peru – 1.13%
Cia de Minas Buenaventura ADR	294,600	9,877,938
		9,877,938
Philippines – 0.79%
Manila Water	10,161,200	2,746,270
Philippine Long Distance
Telephone ADR	68,300	3,845,973
Union Bank of Philippines	201,100	278,279
		6,870,522
Poland – 1.22%
Polski Koncern Naftowy Orlen	317,276	5,487,115
Telekomunikacja Polska	694,169	5,146,168
		10,633,283
Russia – 5.56%
Gazprom ADR	387,801	14,075,975
LUKOIL ADR	155,915	18,723,828
Mobile Telesystems ADR	140,500	7,612,290
NovaTek GDR	137,222	6,545,489
Unified Energy System GDR	12,674	1,552,266
		48,509,848
South Africa – 7.60%
Barloworld	280,755	7,782,332
Bell Equipment	21,401	130,659
Gold Fields ADR	232,600	4,028,632
JD Group	146,200	1,679,505
Liberty Group	472,058	6,095,346
Mittal Steel South Africa	560,310	9,955,824
Remgro	158,049	4,043,836
Sasol	256,835	9,266,247
Standard Bank Group	697,776	10,307,498
Sun International	102,900	2,151,874
Telkom	452,776	10,898,397
		66,340,150
South Korea – 15.34%
Basic House	57,750	995,906
Cheil Industries	103,760	4,439,834
CJ	103,774	11,061,935
Daelim Industrial	65,492	9,882,402
Dongbu Steel	122,400	1,715,027
†Doosan	33,922	4,862,721
Handsome	113,220	1,921,985
Hyundai Elevator	41,054	5,132,863
†Hyundai Engineering &
Construction	70,000	5,394,489
Kookmin Bank	159,993	14,502,510
Korea Electric Power	240,920	10,607,454
Korea Gas	66,604	3,262,725
KT	213,064	10,173,258
KT ADR	66,800	1,606,540
Lotte Confectionery	4,824	6,280,880
Lotte Shopping	8,100	3,369,912
POSCO ADR	105,300	12,562,289
Samsung	134,000	7,011,974
Samsung Electronics	13,677	7,886,619
SK	56,684	6,414,991
SK Telecom ADR	176,600	4,743,476
		133,829,790
Taiwan – 9.91%
Cathay Financial Holding	2,502,785	5,280,584
China Steel	3,849,000	4,485,742
Chung Hsin Electric & Machinery
Manufacturing	3,129,000	2,083,790
Chunghwa Telecom	2,542,956	4,772,612
†Eva Airways	8,180,000	3,107,582
Evergreen Marine	13,045,000	8,154,358
Formosa Chemicals & Fibre	4,270,421	8,764,476
MediaTek	675,000	10,686,392
Mega Financial Holding	8,271,125	5,007,491
President Chain Store	3,153,884	8,582,840
Taiwan Semiconductor
Manufacturing	5,482,887	11,319,293
†United Microelectronics	21,414,933	12,446,394
Waffer Technology	1,912,000	1,776,855
		86,468,409
Thailand – 2.47%
Advanced Info Service Class F	2,326,188	6,044,664
Kasikornbank NVDR	3,846,500	7,551,956
PTT Exploration & Production
Class F	853,300	2,562,241
Siam Cement NVDR	789,643	5,426,160
		21,585,021
Turkey – 3.11%
Aygaz	543,695	2,166,527
Enka Insaat ve Sanayi	354,555	4,036,679
Turk Sise ve Cam Fabrikalari	1,535,311	6,234,470
Turkcell Iletisim Hizmet	399,600	2,684,220
Turkiye Is Bankasi Class C	1,216,798	5,679,930
Yazicilar Holding	839,184	6,305,822
		27,107,648
United Kingdom – 0.70%
†Dev Property Development	1,035,200	1,793,529
†Griffin Mining	1,946,171	4,306,304
		6,099,833
United States – 0.02%
†BMB Munai	28,300	155,367
		155,367
Total Common Stock
(cost $655,757,121)		830,598,665

(continues)     9

Statements of net assets

Delaware Emerging Markets Fund

	Number of	Value
	Shares	(U.S.$)
Preferred Stock – 7.22% Δ
Brazil – 4.21%
†Banco Sofisa	184,000	$ 1,346,715
Braskem Class A	258,600	2,191,571
Centrais Elecricas Brasileiras Class B	252,596,205	6,640,348
Cia Vale do Rio Doce Class A	609,270	23,390,767
LA Fonte Participacoes	4,417,000	3,127,080
		36,696,481
Russia – 0.43%
Transneft	2,406	3,753,360
		3,753,360
South Korea – 2.58%
Hyundai Motor	211,737	8,284,182
Samsung Electronics	31,362	14,197,088
		22,481,270
Total Preferred Stock
(cost $42,739,415)		62,931,111

Participation Notes – 0.38% Δ
India – 0.38%
@=Lehman CW12 Hindalco Industries	950,600	3,316,210
Total Participation Notes
(cost $3,138,956)		3,316,210

Total Value of Securities – 102.81%
(cost $701,635,492)		896,845,986
Liabilities Net of Receivables and
Other Assets – (2.81%)		(24,487,897)
Net Assets Applicable to 46,825,714
Shares Outstanding – 100.00%		$872,358,089

Net Asset Value – Delaware Emerging Markets Fund
Class A ($546,578,491 / 29,143,050 Shares)		$18.76
Net Asset Value – Delaware Emerging Markets Fund
Class B ($41,418,718 / 2,263,549 Shares)		$18.30
Net Asset Value – Delaware Emerging Markets Fund
Class C ($198,989,834 / 10,890,599 Shares)		$18.27
Net Asset Value – Delaware Emerging Markets Fund
Institutional Class ($85,371,046 / 4,528,516 Shares)		$18.85

Components of Net Assets at May 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$539,490,499
Undistributed net investment income		3,489,867
Accumulated net realized gain on investments		134,106,976
Net unrealized appreciation of investments and
foreign currencies		195,270,747
Total net assets		$872,358,089

†	Non-income producing security for the period ended May 31, 2007.

Δ	Securities have been classified by country of origin.

■	Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.

=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2007, the aggregate amount of fair valued securities equaled $3,316,210, which represented 0.38% of the Fund’s net assets. See Note 1 in “Notes to Financial Statements.”

@	Illiquid Security. At May 31, 2007, the aggregate amount of illiquid securities equaled $3,316,210, which represented 0.38% of the Fund’s net assets. See Note 10 in “Notes to Financial Statements.”

Summary of Abbreviations:
ADR — American Depositary Receipts
GDR — Global Depositary Receipts
MXN — Mexican Peso
NVDR — Non-Voting Depositary Receipts
TRY — Turkish Lira
USD — United States Dollar

Net Asset Value and Offering Price per Share –
Delaware Emerging Markets Fund
Net asset value Class A (A)	$18.76
Sales charge (5.75% of offering price) (B)	1.14
Offering Price	$19.90

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts were outstanding at May 31, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to		In Exchange		Settlement	Appreciation
Receive (Deliver)		For		Date	(Depreciation)
MXN	(3,569,678)	USD	329,683	6/1/07	$(2,767)
TRY	192,726	USD	(145,311)	6/1/07	971
					$(1,796)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Delaware Global Value Fund

May 31, 2007 (Unaudited)

	Number of	Value
	Shares	(U.S.$)
Common Stock – 97.87%Δ
Australia – 2.34%
Coca-Cola Amatil	212,195	$ 1,660,341
Telstra	199,227	801,705
Telstra - Receipt	191,382	537,194
		2,999,240
Belgium – 1.20%
Dexia	47,839	1,536,506
		1,536,506
Canada – 1.80%
†CGI Group Class A	212,813	2,298,476
		2,298,476
Denmark – 1.39%
Novo Nordisk Class B	16,862	1,775,813
		1,775,813
Finland – 2.68%
Nokia Oyj	69,055	1,890,860
Tietoenator Oyj	48,392	1,541,245
		3,432,105
France – 8.93%
AXA	33,974	1,485,239
Compagnie de Saint-Gobain	14,327	1,570,939
Lafarge	10,011	1,732,550
Lagardere	15,804	1,319,710
Publicis Groupe	30,562	1,385,835
Sanofi-Aventis	16,163	1,558,471
Total	31,584	2,379,880
		11,432,624
Germany – 3.03%
Bayerische Motoren Werke	28,412	1,897,343
Metro	24,553	1,985,872
		3,883,215
Hong Kong – 2.35%
Esprit Holdings	119,000	1,465,354
Techtronic Industries	1,093,500	1,540,486
		3,005,840
Japan – 11.15%
Asahi Glass	126,500	1,684,865
Canon	28,500	1,676,677
Don Quijote	86,200	1,696,308
Fujitsu	166,000	1,133,446
Honda Motor	28,400	998,743
Mitsubishi UFJ Financial Group	111	1,276,858
Nissan Motor	138,000	1,535,286
NTT DoCoMo	885	1,505,238
Ono Pharmaceutical	25,400	1,456,736
Terumo	33,500	1,310,217
		14,274,374
Mexico – 2.47%
†Cemex	375,329	1,454,476
Telefonos de Mexico ADR	42,059	1,700,866
		3,155,342
Netherlands – 2.82%
ING Groep CVA	43,000	1,915,700
Koninklijke Philips Electronics	39,926	1,697,629
		3,613,329
South Korea – 0.95%
Kookmin Bank ADR	13,500	1,220,265
		1,220,265
Sweden – 1.33%
Nordea Bank FDR	102,708	1,695,699
		1,695,699
Switzerland – 1.15%
Novartis AG	26,269	1,476,606
		1,476,606
United Kingdom – 14.99%
AstraZeneca	31,246	1,661,792
BP	165,239	1,848,575
†British Airways	129,071	1,201,165
Greggs	7,378	777,335
HBOS	57,421	1,237,017
Kesa Electricals	218,523	1,517,648
Rio Tinto	23,453	1,704,743
Royal Bank of Scotland Group	130,859	1,627,194
Standard Chartered	46,554	1,577,187
Tomkins	268,243	1,428,752
Travis Perkins	33,831	1,387,972
Vodafone Group	561,965	1,759,208
WPP Group	98,121	1,452,277
		19,180,865

United States – 39.29%
Abbott Laboratories	27,100	1,527,085
Allstate	24,600	1,512,900
AON	35,400	1,519,368
AT&T	37,000	1,529,580
Baxter International	27,100	1,540,364
Bristol-Myers Squibb	50,300	1,524,593
Chevron	18,400	1,499,416
Chubb	27,600	1,514,412
ConocoPhillips	20,700	1,602,800
Donnelley (R.R.) & Sons	35,000	1,498,700
duPont (E.I.) deNemours	29,300	1,532,976
Gap	81,900	1,516,788
Hartford Financial Services Group	14,600	1,506,282
Heinz (H.J.)	31,900	1,517,802
Hewlett-Packard	33,200	1,517,572
Huntington Bancshares	68,000	1,527,280
Intel	68,500	1,518,645
International Business Machines	14,200	1,513,720
Kimberly-Clark	21,300	1,511,448
Limited Brands	58,000	1,522,500
Mattel	54,800	1,534,948
Merck	29,100	1,526,295
Morgan Stanley	17,700	1,505,208

(continues)     11

Statements of net assets

Delaware Global Value Fund

	Number of	Value
	Shares	(U.S.$)
Common Stock (continued)
United States (continued)
Motorola	82,900	$ 1,507,951
Pfizer	55,300	1,520,197
Progress Energy	30,200	1,512,718
Safeway	43,900	1,513,672
Verizon Communications	36,700	1,597,551
Wachovia	27,800	1,506,482
Washington Mutual	34,600	1,512,712
Waste Management	38,800	1,500,396
Wyeth	26,400	1,526,976
†Xerox	82,600	1,558,662
		50,277,999
Total Common Stock
(cost $110,861,993)		125,258,298

	Principal
	Amount
Repurchase Agreements – 3.48%
With BNP Paribas 5.05% 6/1/07
(dated 5/31/07, to be
repurchased at $2,598,664
collateralized by $863,300
U.S. Treasury Notes
2.75% due 8/15/07,
market value $868,165,
$895,700 U.S. Treasury
Notes 3.50% due 2/15/10,
market value $876,053,
$362,300 U.S. Treasury
Notes 4.50% due 2/15/09,
market value $364,696 and
$530,500 U.S. Treasury Notes
6.125% due 8/15/07, market
value $541,568)	$2,598,300	2,598,300
With Cantor Fitzgerald
5.05% 6/1/07 (dated
5/31/07, to be repurchased
at $1,280,580 collateralized
by $853,600 U.S. Treasury
Notes 3.625% due 7/15/09,
market value $844,208 and
$460,900 U.S. Treasury Notes
4.875% due 4/30/08, market
value $462,105)	1,280,400	1,280,400
With UBS Warburg 5.04% 6/1/07
(dated 5/31/07, to be
repurchased at $569,380,
collateralized by $571,200
U.S. Treasury Notes 4.75%
due 12/31/08, market value
$580,937)	569,300	569,300
Total Repurchase Agreements
(cost $4,448,000)		4,448,000

Total Value of Securities – 101.35%
(cost $115,309,993)		$129,706,298
Liabilities Net of Receivables and
Other Assets – (1.35%)		(1,728,541)
Net Assets Applicable to 10,276,669
Shares Outstanding – 100.00%		$127,977,757

Net Asset Value – Delaware Global Value Fund Class A
($68,364,108 / 5,459,633 Shares)		$12.52
Net Asset Value – Delaware Global Value Fund Class B
($11,925,713 / 966,139 Shares)		$12.34
Net Asset Value – Delaware Global Value Fund Class C
($41,691,653 / 3,373,729 Shares)		$12.36
Net Asset Value – Delaware Global Value Fund
Institutional Class ($5,996,283 / 477,168 Shares)		$12.57

Components of Net Assets at May 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)		$111,528,671
Undistributed net investment income		707,000
Accumulated net realized gain on investments		1,345,253
Net unrealized appreciation of investments and
foreign currencies		14,396,833
Total net assets		$127,977,757

Δ	Securities have been classified by country of origin.

†	Non-income producing security for the period ended May 31, 2007.

Summary of Abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
CHF — Swiss Francs
CVA — Dutch Certificate
DKK — Danish Kroner
EUR — European Monetary Unit
FDR — Finnish Depositary
GBP — British Pound Sterling
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — United States Dollar

Net Asset Value and Offering Price per Share –
Delaware Global Value Fund
Net asset value Class A (A)	$12.52
Sales charge (5.75% of offering price) (B)	0.76
Offering price	$13.28

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchase of $50,000 or more.

The following foreign currency exchange contracts were outstanding at May 31, 2007:

Foreign Currency Exchange Contracts1

					Unrealized
Contracts to		In Exchange		Settlement	Appreciation
Receive		For		Date	(Depreciation)
AUD	106,057	USD	(87,783)	6/5/07	$25
CHF	53,098	USD	(43,392)	6/4/07	(33)
DKK	288,194	USD	(52,003)	6/4/07	61
EUR	42,361	USD	(56,933)	6/1/07	66
EUR	468,040	USD	(629,139)	6/4/07	682
GBP	285,734	USD	(564,753)	6/4/07	1,004
HKD	688,399	USD	(88,159)	6/4/07	8
JPY	50,365,087	USD	(413,710)	6/5/07	299
					$2,112

The use of foreign currency exchange contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 8 in “Notes to Financial Statements.”

See accompanying notes

Statements of operations

Delaware International Funds

Six Months Ended May 31, 2007 (Unaudited)

	Delaware	Delaware	Delaware
	International	Emerging	Global
	Value Equity Fund	Markets Fund	Value Fund
Investment Income:
Dividends	$ 16,691,281	$ 15,098,312	$1,492,942
Interest	352,320	4,805	81,673
Securities lending income	819,436	—	—
Foreign tax withheld	(1,473,759)	(1,231,743)	(89,857)
	16,389,278	13,871,374	1,484,758

Expenses:
Management fees	4,344,925	5,107,866	413,667
Dividend disbursing and transfer agent fees and expenses	779,601	859,970	107,597
Distribution expenses – Class A	731,285	771,782	80,080
Distribution expenses – Class B	199,060	191,274	46,772
Distribution expenses – Class C	752,665	924,146	138,826
Distribution expenses – Class R	14,621	—	—
Accounting and administration expenses	211,785	166,107	19,467
Custodian fees	208,253	951,900	19,906
Reports and statements to shareholders	92,574	57,373	3,843
Legal fees	66,334	60,042	3,913
Registration fees	50,143	44,935	29,541
Trustees’ fees and benefits	31,222	24,950	2,706
Audit and tax	28,695	33,930	6,222
Insurance fees	14,716	10,387	1,761
Consulting fees	9,031	7,746	789
Taxes (other than taxes on income)	8,348	10,616	—
Pricing fees	3,986	5,823	3,612
Dues and services	2,979	3,827	564
Trustees’ expenses	2,066	1,714	151
	7,552,289	9,234,388	879,417
Less expenses absorbed or waived	(27,334)	(1,295)	(27,559)
Less waiver of distribution expenses – Class A	—	(128,630)	(13,347)
Less waiver of distribution expenses – Class R	(2,437)	—	—
Less expenses paid indirectly	(2,731)	(3,943)	(3,337)
Total operating expenses	7,519,787	9,100,520	835,174
Net Investment Income	8,869,491	4,770,854	649,584

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies:
Net realized gain (loss) on:
Investments	23,892,974	134,664,095	1,403,445
Foreign currencies	(50,488)	(1,109,468)	(8,265)
Net realized gain	23,842,486	133,554,627	1,395,180
Net change in unrealized appreciation/depreciation of investments and foreign currencies	115,579,197	15,915,574	9,860,823
Net Realized and Unrealized Gain on Investments and Foreign Currencies	139,421,683	149,470,201	11,256,003

Net Increase in Net Assets Resulting from Operations	$148,291,174	$154,241,055	$11,905,587

See accompanying notes

Statements of changes in net assets

Delaware International Funds

	Delaware International		Delaware Emerging		Delaware Global
	Value Equity Fund		Markets Fund		Value Fund
	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	5/31/07	11/30/06	5/31/07	11/30/06	5/31/07	11/30/06
	(Unaudited)		(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets
from Operations:
Net investment income	$8,869,491	$21,164,294	$4,770,854	$26,118,472	$649,584	$296,606
Net realized gain on investments and
foreign currencies	23,842,486	305,569,876	133,554,627	206,628,457	1,395,180	11,803,713
Net change in unrealized appreciation/
depreciation of investments and foreign
currencies	115,579,197	(116,415,453)	15,915,574	15,715,085	9,860,823	(1,019,452)
Net increase in net assets resulting
from operations	148,291,174	210,318,717	154,241,055	248,462,014	11,905,587	11,080,867
Dividends and Distributions to
Shareholders from:
Net investment income:
Class A	(5,103,903)	(10,783,154)	(12,778,230)	(10,863,854)	(193,758)	(415,353)
Class B	(149,145)	(609,041)	(685,797)	(305,960)	—	(47,963)
Class C	(555,490)	(2,077,570)	(3,334,594)	(1,784,911)	—	(86,200)
Class R	(40,730)	(65,749)	—	—	—	—
Institutional Class	(4,921,442)	(7,217,663)	(2,528,275)	(4,816,481)	(40,243)	(106,140)
Net realized gain on investments:
Class A	(23,319,560)	(143,449,371)	(129,443,721)	(36,355,031)	(6,317,684)	(2,368,209)
Class B	(1,943,772)	(11,500,816)	(9,486,556)	(1,856,454)	(1,254,470)	(419,908)
Class C	(7,239,582)	(41,580,289)	(46,127,095)	(10,856,721)	(3,073,525)	(754,672)
Class R	(228,030)	(1,197,886)	—	—	—	—
Institutional Class	(17,545,051)	(103,749,586)	(23,458,492)	(13,983,329)	(892,825)	(541,472)
	(61,046,705)	(322,231,125)	(227,842,760)	(80,822,741)	(11,772,505)	(4,739,917)
Capital Share Transactions:
Proceeds from shares sold:
Class A	53,831,004	154,608,325	53,796,862	81,473,183	36,687,619	26,378,411
Class B	2,803,509	8,138,418	2,364,061	1,930,323	4,556,498	3,993,397
Class C	13,168,160	42,225,422	14,659,152	15,266,367	23,070,284	9,958,579
Class R	711,606	2,695,062	—	—	—	—
Institutional Class	53,843,126	198,319,874	11,847,454	101,203,890	2,880,573	3,419,654
Net asset value of shares issued upon
reinvestment of dividends and distributions:
Class A	26,909,763	140,702,741	124,618,307	41,055,914	5,708,852	2,257,775
Class B	1,981,350	10,921,175	9,163,609	1,971,477	1,047,071	344,842
Class C	7,548,657	39,123,629	44,943,219	11,594,628	2,822,629	795,406
Class R	268,760	647,736	—	—	—	—
Institutional Class	22,416,670	95,646,732	23,080,588	15,229,642	577,097	118,337
	183,482,605	693,029,114	284,473,252	269,725,424	77,350,623	47,266,401
Cost of shares repurchased:
Class A	(79,555,683)	(238,403,500)	(118,309,915)	(411,269,983)	(10,596,893)	(16,308,383)
Class B	(7,107,989)	(13,349,798)	(4,891,553)	(8,497,036)	(997,906)	(1,101,792)
Class C	(18,203,685)	(46,337,377)	(28,656,406)	(86,452,263)	(2,103,279)	(1,237,745)
Class R	(626,752)	(1,432,035)	—	—	—	—
Institutional Class	(67,808,858)	(175,765,070)	(54,167,189)	(291,953,837)	(2,415,497)	(3,403,434)
	(173,302,967)	(475,287,780)	(206,025,063)	(798,173,119)	(16,113,575)	(22,051,354)
Increase (decrease) in net assets derived
from capital share transactions	10,179,638	217,741,334	78,448,189	(528,447,695)	61,237,048	25,215,047
Net Increase (Decrease) in Net Assets	97,424,107	105,828,926	4,846,484	(360,808,422)	61,370,130	31,555,997

Net Assets:
Beginning of period	1,016,856,520	911,027,594	867,511,605	1,228,320,027	66,607,627	35,051,630
End of period	$1,114,280,627	$1,016,856,520	$872,358,089	$867,511,605	$127,977,757	$66,607,627
Undistributed net investment income	$8,824,533	$10,405,870	$3,489,867	$19,155,377	$707,000	$232,488
See accompanying notes

Financial highlights

Delaware International Value Equity Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$16.010	$18.130	$16.340	$13.350	$11.020	$12.360

Income (loss) from investment operations:
Net investment income[2]	0.137	0.339	0.388	0.261	0.184	0.085
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.142	3.220	1.610	2.891	2.626	(0.992)
Total from investment operations	2.279	3.559	1.998	3.152	2.810	(0.907)

Less dividends and distributions from:
Net investment income	(0.174)	(0.412)	(0.063)	(0.162)	(0.091)	(0.123)
Net realized gain on investments	(0.795)	(5.267)	(0.145)	—	(0.389)	(0.310)
Total dividends and distributions	(0.969)	(5.679)	(0.208)	(0.162)	(0.480)	(0.433)

Net asset value, end of period	$17.320	$16.010	$18.130	$16.340	$13.350	$11.020

Total return[3]	14.95%	23.57%	12.35%	23.83%	26.87%	(7.55% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$514,004	$472,803	$468,217	$308,751	$195,950	$88,499
Ratio of expenses to average net assets	1.40%	1.41%	1.48%	1.70%	2.04%	2.13%
Ratio of expenses to average net assets
prior to expense limitations and expenses paid indirectly	1.41%	1.43%	1.48%	1.70%	2.04%	2.13%
Ratio of net investment income to average net assets	1.70%	2.05%	2.24%	1.78%	1.60%	0.72%
Ratio of net investment income to average net assets
prior to expense limitations and expenses paid indirectly	1.69%	2.03%	2.24%	1.78%	1.60%	0.72%
Portfolio turnover	24%	127%	14%	7%	14%	23%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware International Value Equity Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$15.750	$17.910	$16.200	$13.250	$10.930	$12.250

Income (loss) from investment operations:
Net investment income[2]	0.081	0.226	0.269	0.160	0.106	0.003
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.115	3.173	1.586	2.873	2.613	(0.980)
Total from investment operations	2.196	3.399	1.855	3.033	2.719	(0.977)

Less dividends and distributions from:
Net investment income	(0.061)	(0.292)	—	(0.083)	(0.010)	(0.033)
Net realized gain on investments	(0.795)	(5.267)	(0.145)	—	(0.389)	(0.310)
Total dividends and distributions	(0.856)	(5.559)	(0.145)	(0.083)	(0.399)	(0.343)

Net asset value, end of period	$17.090	$15.750	$17.910	$16.200	$13.250	$10.930

Total return[3]	14.57%	22.70%	11.53%	23.00%	25.99%	(8.16% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$40,829	$39,834	$38,284	$38,962	$31,904	$24,006
Ratio of expenses to average net assets	2.10%	2.11%	2.18%	2.40%	2.74%	2.83%
Ratio of expenses to average net assets
prior to expense limitations and expenses paid indirectly	2.11%	2.13%	2.18%	2.40%	2.74%	2.83%
Ratio of net investment income to average net assets	1.00%	1.35%	1.54%	1.08%	0.90%	0.02%
Ratio of net investment income to average net assets
prior to expense limitations and expenses paid indirectly	0.99%	1.33%	1.54%	1.08%	0.90%	0.02%
Portfolio turnover	24%	127%	14%	7%	14%	23%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     17

Financial highlights

Delaware International Value Equity Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$15.730	$17.890	$16.180	$13.240	$10.910	$12.240

Income (loss) from investment operations:
Net investment income[2]	0.081	0.226	0.269	0.160	0.104	0.005
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.105	3.173	1.586	2.863	2.625	(0.992)
Total from investment operations	2.186	3.399	1.855	3.023	2.729	(0.987)

Less dividends and distributions from:
Net investment income	(0.061)	(0.292)	—	(0.083)	(0.010)	(0.033)
Net realized gain on investments	(0.795)	(5.267)	(0.145)	—	(0.389)	(0.310)
Total dividends and distributions	(0.856)	(5.559)	(0.145)	(0.083)	(0.399)	(0.343)

Net asset value, end of period	$17.060	$15.730	$17.890	$16.180	$13.240	$10.910

Total return[3]	14.53%	22.73%	11.55%	22.94%	26.13%	(8.25% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$159,560	$144,298	$124,931	$70,169	$34,852	$13,604
Ratio of expenses to average net assets	2.10%	2.11%	2.18%	2.40%	2.74%	2.83%
Ratio of expenses to average net assets
prior to expense limitations and expenses paid indirectly	2.11%	2.13%	2.18%	2.40%	2.74%	2.83%
Ratio of net investment income to average net assets	1.00%	1.35%	1.54%	1.08%	0.90%	0.02%
Ratio of net investment income to average net assets
prior to expense limitations and expenses paid indirectly	0.99%	1.33%	1.54%	1.08%	0.90%	0.02%
Portfolio turnover	24%	127%	14%	7%	14%	23%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware International Value Equity Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months				6/2/03[2]
	Ended	Year Ended			to
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03
	(Unaudited)
Net asset value, beginning of period	$15.930	$18.050	$16.270	$13.350	$11.480

Income from investment operations:
Net investment income[3]	0.121	0.308	0.343	0.217	0.020
Net realized and unrealized gain on investments
and foreign currencies	2.136	3.207	1.600	2.879	1.850
Total from investment operations	2.257	3.515	1.943	3.096	1.870

Less dividends and distributions from:
Net investment income	(0.142)	(0.368)	(0.018)	(0.176)	—
Net realized gain on investments	(0.795)	(5.267)	(0.145)	—	—
Total dividends and distributions	(0.937)	(5.635)	(0.163)	(0.176)	—

Net asset value, end of period	$17.250	$15.930	$18.050	$16.270	$13.350

Total return[4]	14.86%	23.33%	12.04%	23.43%	16.29%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,341	$4,575	$3,097	$1,547	$346
Ratio of expenses to average net assets	1.60%	1.61%	1.74%	2.00%	2.47%
Ratio of expenses to average net assets
prior to expense limitation and expenses paid indirectly	1.71%	1.73%	1.78%	2.00%	2.47%
Ratio of net investment income to average net assets	1.50%	1.85%	1.98%	1.48%	0.33%
Ratio of net investment income to average net assets
prior to expense limitation and expenses paid indirectly	1.39%	1.73%	1.94%	1.48%	0.33%
Portfolio turnover	24%	127%	14%	7%	14%	[5]

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

See accompanying notes

(continues)     19

Financial highlights

Delaware International Value Equity Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$16.100	$18.210	$16.410	$13.400	$11.060	$12.410

Income (loss) from investment operations:
Net investment income[2]	0.161	0.389	0.439	0.305	0.218	0.120
Net realized and unrealized gain (loss) on investments
and foreign currencies	2.157	3.233	1.614	2.902	2.637	(0.998)
Total from investment operations	2.318	3.622	2.053	3.207	2.855	(0.878)

Less dividends and distributions from:
Net investment income	(0.223)	(0.465)	(0.108)	(0.197)	(0.126)	(0.162)
Net realized gain on investments	(0.795)	(5.267)	(0.145)	—	(0.389)	(0.310)
Total dividends and distributions	(1.018)	(5.732)	(0.253)	(0.197)	(0.515)	(0.472)

Net asset value, end of period	$17.400	$16.100	$18.210	$16.410	$13.400	$11.060

Total return[3]	15.16%	23.93%	12.67%	24.21%	27.29%	(7.29% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$394,547	$355,347	$276,499	$178,048	$102,974	$56,127
Ratio of expenses to average net assets	1.10%	1.11%	1.18%	1.40%	1.74%	1.83%
Ratio of expenses to average net assets
prior to expense limitations and expenses paid indirectly	1.11%	1.13%	1.18%	1.40%	1.74%	1.83%
Ratio of net investment income to average net assets	2.00%	2.35%	2.54%	2.08%	1.90%	1.02%
Ratio of net investment income to average net assets
prior to expense limitations and expenses paid indirectly	1.99%	2.33%	2.54%	2.08%	1.90%	1.02%
Portfolio turnover	24%	127%	14%	7%	14%	23%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Emerging Markets Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$21.280	$17.950	$14.550	$10.890	$ 7.240	$ 6.920

Income from investment operations:
Net investment income[2]	0.113	0.419	0.309	0.225	0.111	0.181
Net realized and unrealized gain on investments
and foreign currencies	3.188	4.080	3.567	3.637	3.712	0.269
Total from investment operations	3.301	4.499	3.876	3.862	3.823	0.450

Less dividends and distributions from:
Net investment income	(0.523)	(0.269)	(0.092)	(0.202)	(0.173)	(0.130)
Net realized gain on investments	(5.298)	(0.900)	(0.384)	—	—	—
Total dividends and distributions	(5.821)	(1.169)	(0.476)	(0.202)	(0.173)	(0.130)

Net asset value, end of period	$18.760	$21.280	$17.950	$14.550	$10.890	$ 7.240

Total return[3]	20.37%	26.52%	27.42%	36.01%	54.01%	6.62%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$546,578	$533,042	$724,417	$209,870	$38,383	$8,202
Ratio of expenses to average net assets	2.02%	1.94%	1.97%	1.91%	1.95%	1.95%
Ratio of expenses to average net assets
prior to expense limitation	2.07%	1.99%	2.02%	2.12%	2.66%	2.99%
Ratio of net investment income to average net assets	1.32%	2.23%	1.90%	1.81%	1.28%	2.46%
Ratio of net investment income to average net assets
prior to expense limitation	1.27%	2.18%	1.85%	1.60%	0.57%	1.42%
Portfolio turnover	115%	46%	25%	34%	55%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     21

Financial highlights

Delaware Emerging Markets Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$20.830	$17.600	$14.290	$10.710	$ 7.120	$ 6.800

Income from investment operations:
Net investment income[2]	0.051	0.280	0.191	0.135	0.050	0.126
Net realized and unrealized gain on investments
and foreign currencies	3.100	3.998	3.503	3.583	3.658	0.271
Total from investment operations	3.151	4.278	3.694	3.718	3.708	0.397

Less dividends and distributions from:
Net investment income	(0.383)	(0.148)	—	(0.138)	(0.118)	(0.077)
Net realized gain on investments	(5.298)	(0.900)	(0.384)	—	—	—
Total dividends and distributions	(5.681)	(1.048)	(0.384)	(0.138)	(0.118)	(0.077)

Net asset value, end of period	$18.300	$20.830	$17.600	$14.290	$10.710	$ 7.120

Total return[3]	19.93%	25.59%	26.47%	35.08%	52.90%	5.90%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,419	$37,944	$36,399	$16,027	$6,695	$3,050
Ratio of expenses to average net assets	2.77%	2.69%	2.72%	2.66%	2.70%	2.70%
Ratio of expenses to average net assets
prior to expense limitation	2.77%	2.69%	2.72%	2.82%	3.36%	3.69%
Ratio of net investment income to average net assets	0.57%	1.48%	1.15%	1.06%	0.53%	1.71%
Ratio of net investment income (loss) to average net assets
prior to expense limitation	0.57%	1.48%	1.15%	0.90%	(0.13% )	0.72%
Portfolio turnover	115%	46%	25%	34%	55%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Emerging Markets Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$20.800	$17.580	$14.270	$10.700	$ 7.110	$ 6.800

Income from investment operations:
Net investment income[2]	0.051	0.280	0.191	0.135	0.048	0.126
Net realized and unrealized gain on investments
and foreign currencies	3.100	3.988	3.503	3.573	3.660	0.261
Total from investment operations	3.151	4.268	3.694	3.708	3.708	0.387

Less dividends and distributions from:
Net investment income	(0.383)	(0.148)	—	(0.138)	(0.118)	(0.077)
Net realized gain on investments	(5.298)	(0.900)	(0.384)	—	—	—
Total dividends and distributions	(5.681)	(1.048)	(0.384)	(0.138)	(0.118)	(0.077)

Net asset value, end of period	$18.270	$20.800	$17.580	$14.270	$10.700	$ 7.110

Total return[3]	19.95%	25.56%	26.51%	35.02%	52.97%	5.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$198,990	$183,562	$211,896	$50,564	$6,259	$1,391
Ratio of expenses to average net assets	2.77%	2.69%	2.72%	2.66%	2.70%	2.70%
Ratio of expenses to average net assets
prior to expense limitation	2.77%	2.69%	2.72%	2.82%	3.36%	3.69%
Ratio of net investment income to average net assets	0.57%	1.48%	1.15%	1.06%	0.53%	1.71%
Ratio of net investment income (loss) to average net assets
prior to expense limitation	0.57%	1.48%	1.15%	0.90%	(0.13% )	0.72%
Portfolio turnover	115%	46%	25%	34%	55%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     23

Financial highlights

Delaware Emerging Markets Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$21.390	$18.030	$14.610	$10.920	$ 7.260	$ 6.940

Income from investment operations:
Net investment income[2]	0.135	0.466	0.349	0.256	0.134	0.199
Net realized and unrealized gain on investments
and foreign currencies	3.194	4.104	3.579	3.659	3.717	0.269
Total from investment operations	3.329	4.570	3.928	3.915	3.851	0.468

Less dividends and distributions from:
Net investment income	(0.571)	(0.310)	(0.124)	(0.225)	(0.191)	(0.148)
Net realized gain on investments	(5.298)	(0.900)	(0.384)	—	—	—
Total dividends and distributions	(5.869)	(1.210)	(0.508)	(0.225)	(0.191)	(0.148)

Net asset value, end of period	$18.850	$21.390	$18.030	$14.610	$10.920	$ 7.260

Total return[3]	20.53%	26.87%	27.73%	36.34%	54.52%	6.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$85,371	$112,964	$255,608	$63,732	$6,131	$2,753
Ratio of expenses to average net assets	1.77%	1.69%	1.72%	1.66%	1.70%	1.70%
Ratio of expenses to average net assets
prior to expense limitation	1.77%	1.69%	1.72%	1.82%	2.36%	2.69%
Ratio of net investment income to average net assets	1.57%	2.48%	2.15%	2.06%	1.53%	2.71%
Ratio of net investment income to average net assets
prior to expense limitation	1.57%	2.48%	2.15%	1.90%	0.87%	1.72%
Portfolio turnover	115%	46%	25%	34%	55%	33%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Global Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.260	$11.660	$10.810	$ 8.700	$ 6.250	$ 7.410

Income (loss) from investment operations:
Net investment income[2]	0.095	0.111	0.120	0.156	0.113	0.143
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.383	3.084	1.231	2.059	2.457	(1.098)
Total from investment operations	1.478	3.195	1.351	2.215	2.570	(0.955)

Less dividends and distributions from:
Net investment income	(0.066)	(0.238)	(0.016)	(0.105)	(0.120)	(0.138)
Net realized gain on investments	(2.152)	(1.357)	(0.485)	—	—	(0.067)
Total dividends and distributions	(2.218)	(1.595)	(0.501)	(0.105)	(0.120)	(0.205)

Net asset value, end of period	$12.520	$13.260	$11.660	$10.810	$ 8.700	$ 6.250

Total return[3]	12.91%	30.83%	12.97%	25.74%	41.97%	(13.23% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$68,364	$36,416	$20,613	$16,597	$12,699	$4,839
Ratio of expenses to average net assets	1.45%	1.59%	1.89%	1.50%	1.50%	1.50%
Ratio of expenses to average net assets
prior to expense limitation	1.55%	1.88%	2.13%	2.21%	2.10%	2.57%
Ratio of net investment income to average net assets	1.60%	0.93%	1.06%	1.64%	1.59%	2.03%
Ratio of net investment income to average net assets
prior to expense limitation	1.50%	0.64%	0.82%	0.93%	0.99%	0.96%
Portfolio turnover	20%	124%	51%	36%	59%	24%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     25

Financial highlights

Delaware Global Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.070	$11.510	$10.740	$ 8.660	$ 6.210	$ 7.410

Income (loss) from investment operations:
Net investment income[2]	0.051	0.022	0.037	0.085	0.060	0.091
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.371	3.050	1.218	2.042	2.457	(1.100)
Total from investment operations	1.422	3.072	1.255	2.127	2.517	(1.009)

Less dividends and distributions from:
Net investment income	—	(0.155)	—	(0.047)	(0.067)	(0.124)
Net realized gain on investments	(2.152)	(1.357)	(0.485)	—	—	(0.067)
Total dividends and distributions	(2.152)	(1.512)	(0.485)	(0.047)	(0.067)	(0.191)

Net asset value, end of period	$12.340	$13.070	$11.510	$10.740	$ 8.660	$ 6.210

Total return[3]	12.46%	29.95%	12.11%	24.68%	41.00%	(13.95% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$11,926	$7,453	$3,483	$6,673	$6,064	$2,929
Ratio of expenses to average net assets	2.20%	2.34%	2.64%	2.25%	2.25%	2.25%
Ratio of expenses to average net assets
prior to expense limitation	2.25%	2.58%	2.83%	2.91%	2.80%	3.32%
Ratio of net investment income to average net assets	0.85%	0.18%	0.31%	0.89%	0.84%	1.28%
Ratio of net investment income (loss) to average net assets
prior to expense limitation	0.80%	(0.06% )	0.12%	0.23%	0.29%	0.21%
Portfolio turnover	20%	124%	51%	36%	59%	24%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Global Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.090	$11.520	$10.750	$ 8.660	$ 6.210	$ 7.410

Income (loss) from investment operations:
Net investment income[2]	0.052	0.022	0.037	0.084	0.054	0.089
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.370	3.060	1.218	2.053	2.463	(1.098)
Total from investment operations	1.422	3.082	1.255	2.137	2.517	(1.009)

Less dividends and distributions from:
Net investment income	—	(0.155)	—	(0.047)	(0.067)	(0.124)
Net realized gain on investments	(2.152)	(1.357)	(0.485)	—	—	(0.067)
Total dividends and distributions	(2.152)	(1.512)	(0.485)	(0.047)	(0.067)	(0.191)

Net asset value, end of period	$12.360	$13.090	$11.520	$10.750	$ 8.660	$ 6.210

Total return[3]	12.54%	29.92%	12.10%	24.80%	41.00%	(13.95% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$41,692	$17,545	$6,380	$4,355	$1,504	$95
Ratio of expenses to average net assets	2.20%	2.34%	2.64%	2.25%	2.25%	2.25%
Ratio of expenses to average net assets
prior to expense limitation	2.25%	2.58%	2.83%	2.91%	2.80%	3.32%
Ratio of net investment income to average net assets	0.85%	0.18%	0.31%	0.89%	0.84%	1.28%
Ratio of net investment income (loss) to average net assets
prior to expense limitation	0.80%	(0.06% )	0.12%	0.23%	0.29%	0.21%
Portfolio turnover	20%	124%	51%	36%	59%	24%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     27

Financial highlights

Delaware Global Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six Months
	Ended	Year Ended
	5/31/07[1]	11/30/06	11/30/05	11/30/04	11/30/03	11/30/02
	(Unaudited)
Net asset value, beginning of period	$13.310	$11.700	$10.840	$ 8.730	$ 6.260	$ 7.410

Income (loss) from investment operations:
Net investment income[2]	0.110	0.141	0.148	0.180	0.131	0.161
Net realized and unrealized gain (loss) on investments
and foreign currencies	1.399	3.092	1.237	2.053	2.476	(1.101)
Total from investment operations	1.509	3.233	1.385	2.233	2.607	(0.940)

Less dividends and distributions from:
Net investment income	(0.097)	(0.266)	(0.040)	(0.123)	(0.137)	(0.143)
Net realized gain on investments	(2.152)	(1.357)	(0.485)	—	—	(0.067)
Total dividends and distributions	(2.249)	(1.623)	(0.525)	(0.123)	(0.137)	(0.210)

Net asset value, end of period	$12.570	$13.310	$11.700	$10.840	$ 8.730	$ 6.260

Total return[3]	13.05%	31.24%	13.28%	25.91%	42.62%	(13.03% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$5,996	$5,193	$4,576	$667	$300	$3,114
Ratio of expenses to average net assets	1.20%	1.34%	1.64%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets
prior to expense limitation	1.25%	1.58%	1.83%	1.91%	1.80%	2.32%
Ratio of net investment income to average net assets	1.85%	1.18%	1.31%	1.89%	1.84%	2.28%
Ratio of net investment income to average net assets
prior to expense limitation	1.80%	0.94%	1.12%	1.23%	1.29%	1.21%
Portfolio turnover	20%	124%	51%	36%	59%	24%

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware International Funds

May 31, 2007 (Unaudited)

Delaware Group Global & International Funds (the “Trust”) is organized as a Delaware statutory trust and offers three series: Delaware International Value Equity Fund, Delaware Emerging Markets Fund and Delaware Global Value Fund (each, a “Fund” or collectively, the “Funds”). The Trust is an open-end investment company. Delaware International Value Equity Fund and Delaware Global Value Fund are considered diversified under the Investment Company Act of 1940, as amended, (the “1940 Act”). Delaware Emerging Markets Fund is considered to be non-diversified under the 1940 Act. Each Fund offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares are sold with a CDSC that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. As of May 31, 2007, Delaware Emerging Markets Fund and Delaware Global Value Fund have not commenced sales of the Class R shares. Effective at the close of business on May 31, 2007, the Funds no longer accept new purchases of Class B shares other than dividend reinvestments and certain permitted exchanges.

The investment objective of Delaware International Value Equity Fund is to seek long-term growth without undue risk to principal.

The investment objective of Delaware Emerging Markets Fund and Delaware Global Value Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Funds.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before each Fund is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates value. Foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — Each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in each Fund’s net asset value calculations as late as each Fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Funds will incorporate FIN 48 in its semiannual report on May 31, 2008. Although the Funds’ tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Funds’ financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — Each Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by each Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

(continues)     29

Notes to financial statements

Delaware International Funds

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Funds do not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Funds report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. Each Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee based on each Fund’s average daily net assets as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
On the first $500 million	0.85%	1.25%	0.85%
On the next $500 million	0.80%	1.20%	0.80%
On the next $1.5 billion	0.75%	1.15%	0.75%
In excess of $2.5 billion	0.70%	1.10%	0.70%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including but not limited to those relating to reorganizations, litigation, certain Trustee retirement plan expenses, conducting shareholder meetings, and liquidations, do not exceed specified percentages of average daily net assets as shown below.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Previous Limit
The operating expense limitation as a percentage
of average daily net assets (per annum)	1.10%	—	1.20%
Expiration date	3/31/07	—	3/31/07

Current Limit
Effective date	4/1/07	4/1/07	4/1/07
The operating expense limitation as a percentage
of average daily net assets (per annum)	1.10%	1.72%	1.20%
Expiration date	3/31/08	3/31/08	3/31/08

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Funds pay DSC a monthly fee computed at the annual rate of 0.04% of each Fund’s average daily net assets for accounting and administration services. Each Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. DDLP has contracted to waive distribution and service fees through March 31, 2008 in order to prevent distribution and service fees of Class A shares of the Delaware Emerging Markets Fund and Delaware Global Value Fund from exceeding 0.25% of the average daily net assets. DDLP has contracted to limit distribution and service fees for Delaware International Value Equity Fund through March 31, 2008 for Class R shares to no more than 0.50% of average daily net assets. Institutional Class shares pay no distribution and service expenses.

At May 31, 2007, the Funds had liabilities payable to affiliates as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Investment management fee payable to DMC	$764,262	$908,271	$83,106
Dividend disbursing, transfer agent, accounting and
administration fees and other expenses payable to DSC	170,624	180,130	26,239
Distribution fees payable to DDLP	299,737	314,840	56,933
Other expenses payable to DMC and affiliates*	77,226	67,497	12,822

*DMC, as part of its administrative services, pays operating expenses on behalf of the Funds and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Funds bear the cost of certain legal and tax services, including internal legal and tax services provided to the Funds by DMC and/or its affiliates’ employees. For the six months ended May 31, 2007, the Funds were charged for internal legal and tax services by DMC and/or its affiliates’ employees as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$25,025	$19,544	$2,406

For the six months ended May 31, 2007, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware International	Delaware Emerging	Delaware Global
Value Equity Fund	Markets Fund	Value Fund
$32,045	$45,926	$53,617

For the six months ended May 31, 2007, DDLP received gross CDSC commissions on redemption of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares. The amounts received were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Class A	$449	$11,163	$3
Class B	21,281	20,292	8,233
Class C	3,554	3,217	7,627

3. Investments

For the six months ended May 31, 2007, the Funds made purchases and sales of investment securities other than short-term investments as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Purchases	$123,464,916	$481,013,415	$59,944,608
Sales	172,216,670	594,957,693	9,871,126

(continues)     31

Notes to financial statements

Delaware International Funds

3. Investments (continued)

At May 31, 2007, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2007, the cost of investments and unrealized appreciation (depreciation) for each Fund were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Cost of investments	$1,183,195,643	$702,203,896	$115,381,171
Aggregate unrealized appreciation	188,478,862	206,042,459	15,350,632
Aggregate unrealized depreciation	(24,196,255)	(11,400,369)	(1,025,505)
Net unrealized appreciation	$ 164,282,607	$194,642,090	$ 14,325,127

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2007 and the year ended November 30, 2006 was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
Six Months ended May 31, 2007*:
Delaware International Value Equity Fund	$10,400,340	$50,646,365	$61,046,705
Delaware Emerging Markets Fund	56,283,558	171,559,202	227,842,760
Delaware Global Value Fund	3,053,056	8,723,299	11,776,355

	Ordinary	Long-Term
	Income	Capital Gain	Total
Year ended November 30, 2006:
Delaware International Value Equity Fund	$67,273,600	$254,957,525	$322,231,125
Delaware Emerging Markets Fund	44,864,195	35,958,546	80,822,741
Delaware Global Value Fund	863,330	3,876,587	4,739,917

*Tax information for the period ended May 31, 2007 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2007, the estimated components of net assets on a tax basis were as follows:

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Shares of beneficial interest	$ 917,885,520	$539,490,499	$111,528,671
Undistributed ordinary income	25,223,168	55,674,366	1,702,572
Undistributed long-term capital gain	6,866,085	82,488,114	422,902
Unrealized appreciation of
investments and foreign currencies	164,305,854	194,705,110	14,323,612
Net assets	$1,114,280,627	$872,358,089	$127,977,757

5. Components of Net Assets on a Tax Basis (continued)

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of forward foreign currency contracts and tax treatment of unrealized gain on investments in passive foreign investment companies.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2007, the Funds recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

	Delaware International	Delaware Emerging	Delaware Global
	Value Equity Fund	Markets Fund	Value Fund
Paid-in capital	$—	$—	$3,850
Undistributed (Accumulated)
net investment income (loss)	319,882	(1,109,468)	58,929
Accumulated net realized gain (loss)	(319,882)	1,109,468	(62,779)

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware International		Delaware Emerging		Delaware Global
	Value Equity Fund		Markets Fund		Value Fund
	Six Months	Year	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	5/31/07	11/30/06	5/31/07	11/30/06	5/31/07	11/30/06
Shares sold:
Class A	3,347,073	9,001,858	3,152,586	4,353,134	3,099,515	2,146,058
Class B	175,847	487,932	141,736	104,412	388,064	327,156
Class C	825,693	2,497,240	888,940	825,012	1,961,368	816,056
Class R	44,485	166,209	—	—	—	—
Institutional Class	3,315,780	11,323,137	689,812	5,426,636	240,661	271,683

Shares issued upon reinvestment of
dividends and distributions:
Class A	1,738,357	9,400,772	7,837,861	2,362,210	501,657	214,210
Class B	129,331	740,180	588,794	115,089	92,990	32,936
Class C	493,699	2,659,071	2,891,979	677,652	250,455	75,898
Class R	17,420	42,548	—	—	—	—
Institutional Class	1,444,286	6,559,309	1,445,826	873,760	50,578	11,206
	11,531,971	42,878,256	17,637,534	14,737,905	6,585,288	3,895,203

Shares repurchased:
Class A	(4,938,329)	(14,703,954)	(6,891,295)	(22,025,935)	(888,878)	(1,381,297)
Class B	(444,669)	(837,349)	(288,823)	(466,071)	(84,997)	(92,512)
Class C	(1,141,617)	(2,967,382)	(1,713,343)	(4,732,411)	(178,921)	(104,868)
Class R	(39,386)	(93,196)	—	—	—	—
Institutional Class	(4,147,602)	(11,001,143)	(2,887,985)	(15,194,636)	(204,280)	(283,823)
	(10,711,603)	(29,603,024)	(11,781,446)	(42,419,053)	(1,357,076)	(1,862,500)
Net increase (decrease)	820,368	13,275,232	5,856,088	(27,681,148)	5,228,212	2,032,703

(continues)     33

Notes to financial statements

Delaware International Funds

6. Capital Shares (continued)

For the six months ended May 31, 2007 and the year ended November 30, 2006, the following shares and values were converted from Class B to Class A shares. The respective amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the Statements of Changes in Net Assets.

	Six Months Ended			Year Ended
		5/31/07			11/30/06
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware International Value Equity Fund	132,473	130,651	$2,102,645	249,637	246,490	$3,932,166
Delaware Emerging Markets Fund	42,250	41,304	746,487	63,414	62,261	1,142,552
Delaware Global Value Fund	23,809	23,489	287,584	17,391	17,206	203,768

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (the “Participants”), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of May 31, 2007, or at any time during the period then ended.

8. Foreign Currency Exchange Contracts

The Funds may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Funds may enter into these contracts to fix the U.S. dollar value of a security that they have agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Funds may also use these contracts to hedge the U.S. dollar value of securities they already own that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in liabilities net of receivables and other assets on the Statements of Net Assets.

9. Securities Lending

The Delaware International Value Equity Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the value of the securities issued in the United States and 105% of the value of securities issued outside the United States. With respect to each loan, if the aggregate value of the collateral held on any business day is less than the aggregate value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At May 31, 2007, the value of securities on loan for Delaware International Value Equity Fund was $229,728,659, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption “Securities Lending Collateral”.

10. Credit and Market Risk

Some countries in which the Funds may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

Each Fund may invest up to 15% of its total assets in illiquid securities which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Funds’ Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Funds’ limitation on investments in illiquid assets. Rule 144A and illiquid securities have been identified on the Statements of Net Assets.

11. Termination of New Purchases of Class B shares

As of the close of business on May 31, 2007, each Fund in the Delaware Investments® Family of Funds no longer accepts new or subsequent investments in Class B shares of the funds, other than a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the CDSC schedules, conversion to Class A schedule, and distribution and service (12b-1) fees, will continue in their current form. However, as of the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) has been discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Other Fund information

Delaware International Value Equity Fund and Delaware Global Value Fund

Board Consideration of Delaware International Value Equity Fund and Delaware Global Value Fund Investment Advisory Agreement

At a meeting held on May 16-17, 2007 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for the Delaware Emerging Markets Fund, Delaware Global Value Fund and Delaware International Value Equity Fund (each a “Fund” and collectively, the “Funds”). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the level of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Meeting, the Board separately received and reviewed in mid-January 2007 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Board requested and received certain information regarding management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to fully invest in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. While attention was given to all information furnished, the following discusses under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

NATURE, EXTENT AND QUALITY OF SERVICE. Consideration was given to the services provided by Delaware Investments to the Funds and their shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board Meetings covering matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board noted that it was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. During 2006 management conducted extensive research into alternatives that could further improve the quality and cost of delivering investment accounting services to the Funds. The Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange fund investments between the same class of shares without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

INVESTMENT PERFORMANCE. The Board considered the investment performance of DMC and the Funds. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one, three, five and ten year periods, as applicable, ended December 31, 2006. The Board also considered comparative annualized performance for the Funds for the same periods ended October 31, 2006. The performance comparison presented below is based upon the December 31, 2006 information. The Board noted its objective that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for each Fund and the Board’s view of such performance.

Delaware Emerging Markets Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three, five and ten year periods was in the third quartile, first quartile and second quartile, respectively. The Board noted that the Fund’s performance results were mixed. In evaluating the Fund’s performance, the Board considered changes made to the Fund’s investment team in September 2006. The Board noted that the Fund’s relative performance had improved since implementing the personnel changes. Additionally, the Board reorganized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board was pleased with management’s efforts to enhance Fund performance and expressed confidence in the new team and its philosophy and processes.

Board Consideration of Delaware International Value Equity Fund and Delaware Global Value Fund Investment Advisory Agreement (continued)

Delaware Global Value Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional global multi-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one, three and five year periods was in the first quartile of its Performance Universe. The Board was pleased with management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board also noted the change from Mondrian Investment Partners Limited to Delaware Investment International Value team and commended performance.

Delaware International Value Equity Fund – The Performance Universe for the Fund consisted of the Fund and all retail and institutional international multi-cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one and three year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five and ten year periods was in the third quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the new investment team assigned to the Fund in February 2006. At that time management proposed, and the Board approved, modifications to the Fund’s policies and strategies in order to take advantage of the new team’s investment approach. These new investment policies took effect with the transition of the team in May 2006. Additionally, the Board reorganized management’s efforts to increase portfolio management depth, noting particularly the recent hire of a new head of the equity department. The Board was pleased with management’s efforts to enhance Fund performance and expressed confidence in the new team and its philosophy and processes.

COMPARATIVE EXPENSES. The Board considered expense comparison data for the Delaware Investments Family of Funds as of October 31, 2006. Management provided the Board with information on pricing levels and fee structures for the Funds. The Board focused particularly on the comparative analysis of the effective management fees and total expense ratios of each Fund and the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit each Fund’s total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Emerging Markets Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s stated objective. In evaluating total expenses, the Board considered waivers in place through March 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware Global Value Fund – The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s management fee and total expenses were not in line with the Board’s stated objective. In evaluating total expenses, the Board considered the recent reduction to the Fund’s management fee as a result of strategy changes implemented in early 2006, fee waivers in place through March 2008 and recent initiatives implemented by management, such as the outsourcing of certain transfer agency services, creating an opportunity for a reduction in expenses. The Board was satisfied with management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Delaware International Value Equity Fund – The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

(continues)     37

Other Fund information

Delaware International Value Equity Fund and Delaware Global Value Fund

Board Consideration of Delaware International Value Equity Fund and Delaware Global Value Fund Investment Advisory Agreement (continued)

ECONOMIES OF SCALE. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure, approved by the Board and shareholders and again reviewed by the Board this year, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. This results in a lower advisory fee than would otherwise be the case on all assets when those asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. With respect to the Delaware Emerging Markets Fund and the Delaware International Value Equity Fund, the Board noted that each Fund’s assets exceeded the first breakpoint level and second breakpoint level, respectively. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreements provides a sharing of benefits with the Funds and their shareholders. With respect to the Delaware Global Value Fund, although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

About the organization

This semiannual report is for the information of Delaware International Value Equity Fund, Delaware Emerging Markets Fund, and Delaware Global Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware International Value Equity Fund, Delaware Emerging Markets Fund, Delaware Global Value Fund, and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Funds. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Funds will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on each Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1943)	Printed in the USA
SA-034 [5/07] CGI 7/07	MF0706017 PO11999

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Global and International Funds

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 3, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 3, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2007